Reserves (Details) - Schedule of reserves of share based payments - AUD ($)		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reserves (Details) - Schedule of reserves of share based payments [Line Items]
Reserve of share-based payments		$ 2,750,884	$ 866,121	$ 1,158,975
Reserve of warrants payments
Reserve Of Share Based Payments For Options [Member]
Reserves (Details) - Schedule of reserves of share based payments [Line Items]
Reserve of share-based payments		2,750,884	866,121	1,158,975
Reserve Of Share Based Payments For Warrants [Member]
Reserves (Details) - Schedule of reserves of share based payments [Line Items]
Reserve of warrants payments	[1]

[1]	On April 9, 2019, the Group issued a total of 586,672,964 two for one free-attaching warrants each with an exercise price of A$0.045 (4.5 cents). These warrants were issued as part of the strategic investment made by Life Biosciences LLC, and an accompanying placement with sophisticated investors. On December 19, 2019, the warrants expired without exercise. On November 24, 2020 as part of a two tranche placement to sophisticated and professional investors the Group issued a total of 674,694,939 free attaching warrants with an exercise price of A$0.07, expiring on November 23, 2023.